Right-of-Use Assets and Leases - Schedule of Amounts Recognized in Consolidated Balance Sheets as Right-of-use Assets (Parenthetical) (Details) ¥ in Thousands, $ in Thousands			1 Months Ended		6 Months Ended
	Aug. 31, 2023 CNY (¥)	Aug. 31, 2023 USD ($)	Apr. 30, 2023 CNY (¥)	Apr. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Apr. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Land use rights at the original purchase price			¥ 21,100					$ 2,900
Other receivables and prepayments carrying amount					¥ 47,741		$ 6,607		¥ 23,413
Impairment loss			300	$ 40	¥ 300	$ 40
Land use rights under right-of-use assets received	¥ 21,100	$ 2,900
Land use Rights
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Other receivables and prepayments carrying amount			¥ 21,400					$ 2,900